Share-Based Compensation - Awards that Remain Outstanding (Details)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares
DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	$ 10.82	$ 37.82
Outstanding (in shares)	1,040,544	376,296	169,195
Vested (in shares)	95,117
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	$ 10.07
Outstanding (in shares)	387,369	0
Vested (in shares)	0
Exercise Price Range One | DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	993,740
Vested (in shares)	74,702
Exercise Price Range One | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	377,284
Vested (in shares)	0
Exercise Price Range Two | DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	13,558
Vested (in shares)	4,150
Exercise Price Range Two | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	10,085
Vested (in shares)	0
Exercise Price Range Three | DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	33,246
Vested (in shares)	16,265
Bottom of range | Exercise Price Range One | DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	$ 6.25
Bottom of range | Exercise Price Range One | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	8.50
Bottom of range | Exercise Price Range Two | DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	33.12
Bottom of range | Exercise Price Range Two | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	13.35
Bottom of range | Exercise Price Range Three | DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	90.12
Top of range | Exercise Price Range One | DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	24.96
Top of range | Exercise Price Range One | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	12.96
Top of range | Exercise Price Range Two | DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	88.68
Top of range | Exercise Price Range Two | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	23.96
Top of range | Exercise Price Range Three | DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	$ 123.84